Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001593899
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Atea Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39661
Entity Tax Identification Number	46-0574869
Entity Address, Address Line One	225 Franklin Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(857)
Local Phone Number	284-8891
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	AVIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false